Note 1 - Segment information - Tubes Segment Revenues By Market (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net Sales	$ 11,981,157	$ 12,523,934	$ 14,868,860
Tubes [member]
Disclosure of operating segments [line items]
Net Sales	11,400,000	11,907,000	14,185,000
Tubes [member] | Oil and natural gas [member]
Disclosure of operating segments [line items]
Net Sales	10,172,000	10,689,000	12,488,000
Tubes [member] | Oil and gas processing plants [member]
Disclosure of operating segments [line items]
Net Sales	557,000	548,000	818,000
Tubes [member] | Industrial, power and others
Disclosure of operating segments [line items]
Net Sales	$ 671,000	$ 670,000	$ 879,000